Long-term debt - Narrative (Details) $ in Billions	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
Notes and debentures that mature in 2024	$ 4.9
Notes and debentures that mature in 2025	4.4
Notes and debentures that mature in 2026	4.5
Notes and debentures that mature in 2027	3.1
Notes and debentures that mature in 2028	$ 5.2